Use Of Judgements And Estimates - Additional Information (Detail) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 $ / shares	Oct. 04, 2021 € / shares
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill | €	€ 0
Par value per share | $ / shares		$ 2.58
Common stock class A [member] | Ordinary shares [member] | Before Listing [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Par value per share | € / shares			€ 0.12